Income taxes - Summary of reconciliation of income tax expense calculated at statutory rate and recognized in profit or loss explanatory (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Net income before tax	€ 47,196	€ 17,790	€ 23,824
Applicable tax rate	14.30%	14.40%	14.50%
Tax expense applying the Company tax rate	€ (6,744)	€ (2,562)	€ (3,454)
Effect of tax losses and tax offsets not recognized as deferred tax assets	(2,276)	1,134	(6,327)
Effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets			5,145
Changes in estimates related to prior years	1,245	187	(2,051)
Effect of non-deductible expenses	(1,337)	(3,020)	(4,132)
Effect of non-taxable remeasurement of previously held equity-accounted investee		1,116
Effect of difference to the Company tax rate	517	854	555
Other effects	(956)	292	(773)
Tax write-down	(3,000)	(5,300)
Income tax expense	€ (12,551)	€ (7,299)	€ (11,037)
Effective tax rate	26.60%	41.00%	46.30%